                                                    REGISTRATION NO. 333-142461
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-3
                          REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933    [_]
                        PRE-EFFECTIVE AMENDMENT NO.    [_]
                       POST-EFFECTIVE AMENDMENT NO. 7  [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
           (NAMES AND ADDRESSES OF AGENTS FOR SERVICE (212)554-1234)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                        901 NEW YORK AVENUE, NORTHWEST
                            WASHINGTON, D.C. 20001

                               -----------------

       CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [X]Immediately upon filing pursuant to paragraph (b) of Rule 485
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 7 ("PEA") to the Registration Statement No. 333-142461 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 4 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Supplement to the Prospectus. Part C has also been updated pursuant to the requirements of Form N-3. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 4, 2012 TO THE MAY 1, 2012 PROSPECTUS AND SUPPLEMENTS TO THE PROSPECTUS FOR THE MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information dated May 1, 2012 as previously supplemented (the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

NEW VARIABLE INVESTMENT OPTIONS

On or about November 15, 2012, subject to regulatory approval, we anticipate making available thirteen new variable investment options. These options invest in corresponding portfolios of AXA Premier VIP Trust and/or EQ Advisors Trust (together the "Trusts"). The AXA Equitable Funds Management Group, LLC serves as the investment manager of the Trusts.

1. THE NAMES OF THE VARIABLE INVESTMENT OPTIONS ARE ADDED TO THE COVER PAGE OF YOUR PROSPECTUS AS FOLLOWS:

-----------------------------------------------------------------
 INVESTMENT OPTIONS
-----------------------------------------------------------------
 ASSET ALLOCATION
-----------------------------------------------------------------
All Asset Aggressive-Alt 25    All Asset Moderate Growth-Alt 15
All Asset Growth-Alt 20
-----------------------------------------------------------------
 INTERNATIONAL/GLOBAL STOCKS
-----------------------------------------------------------------
EQ/MFS International Growth
-----------------------------------------------------------------
 BONDS
-----------------------------------------------------------------
Multimanager Core Bond
-----------------------------------------------------------------
 LARGE CAP GROWTH
-----------------------------------------------------------------
EQ/Large Cap Growth Index      EQ/Wells Fargo Omega Growth
EQ/T.Rowe Price Growth Stock
-----------------------------------------------------------------
 LARGE CAP VALUE
-----------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------
 MID CAP BLEND
-----------------------------------------------------------------
EQ/ Mid Cap Index
-----------------------------------------------------------------
 MID CAP GROWTH
-----------------------------------------------------------------
EQ/Morgan Stanley Mid Cap Growth
-----------------------------------------------------------------
 SMALL CAP GROWTH
-----------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
 SPECIALTY
-----------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------

2. FEE TABLE CHANGES

   Footnote (3) to the "Lowest" and "Highest" portfolio operating expenses under "Portfolio operating expenses expressed as an annual percentage of daily net assets" is restated as follows:

   (3)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio and Target 2045 Allocation Portfolio.

3. THE FOLLOWING INFORMATION IS ADDED UNDER "PORTFOLIOS OF THE INVESTMENT TRUSTS" IN "INVESTMENT OPTIONS" IN THE PROSPECTUS. THE PROSPECTUSES FOR THE INVESTMENT TRUSTS CONTAIN OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF INVESTMENT TRUST PROSPECTUSES, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-526-2701.

                                                                         392032

-----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST                                                                          INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE          B        Seeks a balance of high current income        BlackRock Financial Management,
  BOND                              and capital appreciation, consistent with        Inc.
                                    a prudent level of risk.                      Pacific Investment Management
                                                                                     Company LLC
                                                                                  SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                              INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME        SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET                  IB       Seeks long-term capital appreciation and      AXA Equitable Funds Management
  AGGRESSIVE - ALT                  current income, with a greater emphasis          Group, LLC
  25                                on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -         IB       Seeks long-term capital appreciation and      AXA Equitable Funds Management
  ALT 20                            current income.                                  Group, LLC
-----------------------------------------------------------------------------------------------------------------------
ALL ASSET                  IB       Seeks long-term capital appreciation and      AXA Equitable Funds Management
  MODERATE GROWTH -                 current income, with a greater emphasis          Group, LLC
  ALT 15                            on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
                           IB       Seeks to achieve long-term growth of          AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN              capital.
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         IB       Seeks a combination of growth and             Boston Advisors, LLC
  EQUITY INCOME                     income to achieve an above-average and
                                    consistent total return.
-----------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS           IB       Seeks to achieve capital appreciation.        GAMCO Asset Management, Inc.
  AND ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH        IB       Seeks to achieve a total return before        AllianceBernstein L.P.
  INDEX                             expenses that approximates the total
                                    return performance of the Russell 1000
                                    Growth Index, including reinvestment of
                                    dividends at a risk level consistent with
                                    that of the Russell 1000 Growth Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MFS                     IB       Seeks to achieve capital appreciation.        Massachusetts Financial Services
  INTERNATIONAL                                                                      Company d/b/a MFS Investment
  GROWTH                                                                             Management
-----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           IB       Seeks to achieve a total return before        SSgA Funds Management, Inc.
                           IB       expenses that approximates the total
                                    return performance of the S&P Mid Cap
                                    400 Index, including reinvestment of
                                    dividends, at a risk level consistent with
                                    that of the S&P Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY          IB       Seeks to achieve capital growth               Morgan Stanley Investment
  MID CAP GROWTH                                                                     Management Inc.
-----------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE           IB       Seeks to achieve long-term capital            T. Rowe Price Associates, Inc.
  GROWTH STOCK                      appreciation and secondarily, income.
-----------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO             IB       Seeks to achieve long-term capital            Wells Capital Management, Inc.
  OMEGA GROWTH                      growth.
-----------------------------------------------------------------------------------------------------------------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104
                                (212) 554-1234

SUPP 2

                                    PART C

                               OTHER INFORMATION

Item 29. Financial Statements and Exhibits

         (a) Financial Statements included in Part B for both the Members Retirement Program contract and Retirement Investment Account contract, respectively:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account Nos. 10 (Pooled), 4 (Pooled), 3 (Pooled) and 66 are included in each of the above contract's Statement of Additional Information, respectively.

         (b)    Exhibits.

                The following Exhibits correspond to those required by paragraph (b) of Item 29 as to exhibits in Form N-3:

                1.   (a)      Resolutions of the Board of Directors of The
                              Equitable Life Assurance Society of the United
                              States ("Equitable") authorizing the
                              establishment of Separate Account Nos. 3, 4 and
                              10 and additional similar separate accounts, incorporated by reference to Registration
                              No. 2-91983 on Form N-3 of Registrant, filed
                              April 14, 1986.

                     (b) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of Equitable's Separate Account Nos. 4, 30, and 191, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

                     (c) Resolutions of the Board of Directors of the Equitable authorizing the establishment of Equitable's Separate Account 200, dated September 5, 1995, incorporated by reference to
                              Exhibit 1(b) to Registration Statement
                              No. 333-50967, filed February 5, 1999.

                     (d) Action, dated April 6, 1999 regarding the Establishment of Separate Account 206, incorporated herein by reference to Exhibit 1(c) to Registration Statement No. 333-77117 on Form N-4, filed October 25, 1999.

                2.   Not Applicable.

                3.   Not Applicable.

                4.   (a)      Amended and Restated Participation Agreement
                              among EQ Advisors Trust, AXA Equitable Life
                              Insurance Company ("AXA Equitable"), AXA
                              Distributors and AXA Advisors dated July 15,2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ
                              Advisor's Trust Registration Statement on Form
                              N-1A (File No. 333-17217 and 811-07953), filed on
                              February 7,2003.

                     (a)(i) Amendment No. 1, dated May 2,2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10,2004.

                     (a)(ii) Amendment No. 2, dated July 9,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15,2004.

                     (a)(iii) Amendment No. 3, dated October 1,2004, to the
                              Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to
                              Post-Effective Amendment No. 35 To the EQ
                              Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

                     (a)(iv) Amendment No. 4, dated May 1,2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7,2005.

                     (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment among EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5.2006.

                     (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to
                              Post-Effective Amendment No. 51 To the EQ
                              Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

                     (a)(vii) Amendment No. 7, dated May 1, 2007, to the
                              Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

                     (a)(viii)Amendment No. 8, dated January 1, 2008, to the
                              Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

                     (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

                     (a)(x) Amendment No. 10, dated January 1,2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

                     (a)(xi) Amendment No. 11, dated May 1,2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

                     (a)(xii) Amendment No. 12, dated September 29,2009, to the
                              Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to
                              Post-Effective Amendment No. 70 To the EQ
                              Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

                     (a)(xiii)Amendment No. 13, dated August 16, 2010, to the
                              Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to
                              Post-Effective Amendment No. 77 To the EQ
                              Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                     (a)(xiv) Amendment No. 14, dated December 35,2010, to the
                              Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference to
                              Post-Effective Amendment No. 77 To the EQ
                              Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

                     (a)(xv) Amendment No. 15, dated June 7,2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15,2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

                     (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10,2001.

                     (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25,2004.

                     (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1,2006.

                     (b)(iii) Amendment No. 3, dated (double left angle quote)
                              of May 25,2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5,2008.

                5.   (a)      Sales Agreement, dated as of January 1, 1996, by
                              and among Equico Securities, Inc., Equitable, and
                              Separate Account A, Separate Account No. 301 and
                              Separate Account No. 51, incorporated by reference to Exhibit No. 4(d) to Registration
                              Statement (File No. 33-76028), filed on April 29,
                              1996.

                     (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement (File No. 33-58950), filed on April 19, 2001.

                     (c) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.

                     (d) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

                     (d)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4
                              (File No. 333-05593) on April 24, 2012.

                     (d)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4
                              (File No. 333-05593) on April 24, 2012.

                     (d)(iii) Third Amendment dated as of July 19, 2004 to
                              General Agent Sales Agreement dated as of
                              January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                              August 11, 2005.

                     (d)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of
                              January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on
                              August 11, 2005.

                     (d)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of
                              January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                     (d)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of
                              January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                     (d)(vii) Seventh Amendment dated as of February 15, 2008,
                              to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

                     (d)(viii)Eighth Amendment dated as of November 1, 2008, to
                              General Agent Sales Agreement dated as of
                              January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

                     (d)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

                     The following Exhibits relate to the Retirement Investment
                     Account:

                6.   (a)(1) Group Annuity Contract AC 5000 - 83T (No. 15,740)
                            between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                     (a)(2) Riders 1, 2, 3, 4, 5, 6 and 7 to Group Annuity
                            Contract AC 5000 - 83T (No. 15,740) between
                            Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 28, 1988.

                     (a)(3) Form of Rider 8 to Group Annuity Contract AC 5000 -
                            83T (No. 15,740) between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                     (a)(4) Form of Rider 9 to Group Annuity Contract AC 5000 -
                            83T between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(a)4 to Registration Statement No. 33-76028 filed on
                            March 3, 1994.

                     (b)(1) Group Annuity Contract AC 5000 - 83E (No. 15,739)
                            between Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                     (b)(2) Riders l, 2, 3, 4, 5, 6 and 7 to Group Annuity
                            Contract AC 5000 - 83E (No. 15,739) between
                            Equitable and United States Trust Company of New York as Trustee under Retirement Investment Account Retirement Trust, as executed, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                     (b)(3) Form of Rider 8 to Group Annuity Contract AC 5000 -
                            83E (No. 15,739) between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                     (b)(4) Form of Rider 9 to Group Annuity Contract AC 5000 -
                            83E between Equitable and United States Trust Company of New York, as Trustee under Retirement Investment Account Master Retirement Trust, incorporated by reference to Exhibit No. 6(b)4 to Registration Statement No. 33-76028 filed on
                            March 3, 1994.

                     (c)(1) Retirement Investment Account Master Retirement
                            Trust effective as of January 1,

                            1979, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                     (c)(2) Amendment to the Retirement Investment Account
                            Master Retirement Trust effective July 1, 1984, incorporated by reference to Registration
                            No. 2-91983 on Form N-3 of Registrant filed
                            April 14, 1986.

                     (c)(3) Revised Retirement Investment Account Master
                            Retirement Trust effective as of March 1, 1990, incorporated by reference to Registration
                            No. 2-91983 on Form N-3 of Registrant filed
                            April 27, 1990.

                     (c)(4) Form of Restated Retirement Investment Account
                            Master Retirement Trust as submitted to the Internal Revenue Service, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                     The following Exhibits relate to the Members Retirement
                     Program:

                     (d) Exhibit 6(e) (Copy of Group Annuity Contract AC 6059, effective August 30, 1984, among the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration
                            No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                     (e) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration
                            No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                     (f) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration
                            No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

                     (g) Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                     (h) Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration
                            No. 33-46995 on Form N-3 of Registrant, filed
                            March 2, 1993.

                     (i) Form of Rider No. 5 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement
                            No. 33-91588 on Form N-3 of Registrant, filed
                            April 29, 1997.

                     (j) Form of Rider No. 6 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, filed herewith.

                     (k) Form of Rider No. 7 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, filed herewith.

                     (l) Form of Rider No. 8 to Group Annuity Contract AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, filed herewith.

                     The following Exhibits relate to the American Dental Association Program:

                     (m) Exhibit 6(a)(2) (Group Annuity Contract AC 2100, as amended and restated effective February 1, 1991 on contract Form No. APC 1,000-91, among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States), incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

                     (n) Rider No.1 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                     (o) Form of Rider No. 2 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                     (p) Rider No. 3 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75614 on Form N-3 of Registrant, filed April 29, 1994.

                     (q) Form of Rider No. 4 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75614 on Form N-3 of Registrant, filed April 29, 1994.

                     (r) Form of Rider No. 5 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No.1 to Registration Statement No. 33-75616 on Form N-4 of Registrant, filed February 27, 1995.

                     (s) Form of Rider No. 6 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed September 29, 1995.

                     (t) Form of Rider No. 7 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No.1 to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed November 21, 1995.

                     (u) Form of Rider No. 8 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No.1 to Registration Statement No. 33-91648 on Form N-3 of Registrant, filed April 30, 1996.

                     (v) Form of Rider No. 9 to Group Annuity Contract 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 33-91648 on Form N-3 of Registrant, filed April 24, 1997.

                     (w) Form of Rider No. 10 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, filed herewith.

                     (x) Form of Rider No. 11 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, filed herewith.

                     (y) Form of Rider No. 12 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, filed herewith.

                     (z) Form of Rider No. 13 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, filed herewith.

                     (a)(a) Form of Rider No. 14 to Group Annuity Contract AC
                            2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, filed herewith.

                     (b)(b) Form of Rider 15 to Group Annuity Contract AC 2100
                            among the Trustees of the American Dental
                            Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, filed herewith.

                     The following exhibits relate to the Retirement Investment
                     Account:

                7.   (a)    Retirement Investment Account Enrollment Forms -
                            Including Participation and Enrollment Agreements, incorporated by reference to Registration
                            No. 2-91983 on Form N-3 of Registrant filed
                            April 14, 1986.

                     (b)(1) Supplementary Agreement to Master Retirement Trust
                            Participation Agreement, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 14, 1986.

                     (b)(2) Supplementary Agreement B to Master Retirement
                            Trust Participation Agreement (RIA Loans), incorporated by reference to Registration
                            No. 2-91983 on Form N-3 of Registrant filed
                            April 28, 1988.

                     (b)(3) Form of Supplementary Agreement A to Master
                            Retirement Trust Participation Agreement (RIA Partial Funding), as amended, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 30, 1991.

                     (b)(4) Form of Supplementary Agreement to Master
                            Retirement Trust Participation Agreement (The Bond Account), incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed February 25, 1992.

                     (c) Basic Installation Information Form, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                     (d) RIA Installation Agreement, dated May, 1989, incorporated by reference to Registration No. 2-91983 on Form N-3 of Registrant filed April 24, 1992.

                     The following Exhibits relate to the Members Retirement
                     Program:

                     (e) Exhibit 7(k) (Form of Participation Agreement for the standardized profit-sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                     (f) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 16, 1986.

                     (g) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed
                            April 16, 1986.

                     (h) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed
                            April 16, 1986.

                     (i) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration
                            No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                     (j) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 21, 1987.

                     (k) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

                     (l) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                            1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (m) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (n) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (o) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                            1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (p) Exhibit 7 (ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                            1989), incorporated by reference to

                              Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (q) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (r) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (s) Exhibit 7(11) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (t) Exhibit 7 (mm) (Form of Non-Standardized (and nonintegrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to PostEffective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (u) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (v) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                     (w) Membership Retirement Program Enrollment Form is incorporated by Reference to Exhibit 7.(w) to Post-Effective Amendment No.2 to Registration Statement No. 333-142459 on Form N-3 filed on April 24, 2008.

                8.   (a)      Restated Charter of AXA Equitable, as amended
                              August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File
                              No. 333-05593) on April 24, 2012.

                     (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

                9.   Not Applicable.

                10.  Not Applicable.

                11.  (a)    Exhibit 11(e)(2) (Form of Association Members
                            Retirement Plan, as filed with the Internal Revenue
                            Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to
                            Registration No. 33-21417 on Form N-3 of
                            Registrant, filed April 26, 1989.

                     (b) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

                     (c) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 21, 1987.

                     (d) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 3321417 on Form N-3 of Registrant, filed April 26, 1989.

                     (e) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                     (f) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration
                            No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

                     (g) Form of Basic Plan Document (No. 1) for Volume Submitter plan as filed with the Internal Revenue Service in November 2003, incorporated by reference to Exhibit No. 7(m) to the Registration Statement on Form N-3 covering Separate Account 4, filed on April 27, 2004.

                12 Opinion of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

                13.  (a)    Consent of PricewaterhouseCoopers LLP, filed
                            herewith.

                     (b)    Powers of Attorney, filed herewith.

Item 30. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

NAME AND PRINCIPAL                       POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                         AXA EQUITABLE
------------------                       --------------------------
DIRECTORS

Henri de Castries                                Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                                    Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh                             Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                                   Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                                    Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton                              Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                                   Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira                                Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                                    Director
7129 Fairway Vista Drive
Charlotte, NC 28226

Lorie A. Slutsky                                 Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                                    Director
Princeton University
Corwin Hall
Princeton, NJ 08544

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS

*Anders B. Malmstrom                Senior Executive Vice President
                                    and Chief Financial Officer

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer and
                                    Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

Item 31. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Separate Account Nos. 3, 4, 10 and 66 of AXA Equitable Life Insurance Company (the "Separate Accounts") are separate accounts of AXA Equitable. AXA Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock plus convertible preferred stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 32. Number of Contractowners

         As of July 31, 2012 there were 433 participants of Retirement Investment Account Contracts offered by the registrant, all of which are qualified contracts. As of the same date, there were 4,403 participants in the Members Retirement Program all of which are qualified contracts.

Item 33. Indemnification

         (a)    Indemnification of Directors and Officers

                The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4  Indemnification of Directors, Officers and Employees.
                     (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                     (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                     (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                     (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure that officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                For the Retirement Investment Account:

                        To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

                For the Members Retirement Program:

                        Not applicable. Presently, there is no Principal Underwriter of the contracts. AXA Equitable provides marketing and sales services for distribution of the contracts. No commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services based upon first year plan distributions and number of plans sold.

         (c)    Undertaking

                        Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 34. Business and Other Connections of Investment Adviser

         AXA Equitable Life Insurance Company ("AXA Equitable") acts as the investment manager for Separate Account Nos. 3, 4 and 10. With respect to Alliance Capital Management L.P. ("Alliance"), a publicly-traded limited partnership, is indirectly majority-owned by AXA Equitable and provides personnel and facilities for portfolio selection and transaction services. Alliance recommends the securities investments to be purchased and sold for Separate Account Nos. 3, 4 and 10, and arranges for the execution of portfolio transactions. Alliance coordinates related accounting and bookkeeping functions with AXA Equitable. Both AXA Equitable and Alliance are registered investment advisers under the Investment Advisers Act of 1940.

         Information regarding the directors and principal officers of AXA Equitable is provided in Item 30 of this Part C and is incorporated herein by reference.

         Set forth below is certain information regarding the directors and principal officers of AllianceBernstein Corporation ("AllianceBernstein"). The business address of the AllianceBernstein persons whose names are preceded by an asterisk is 1345 Avenue of the Americas, New York, New York 10105.

                 (1)                      (2)                          (3)

                           POSITIONS AND             PRINCIPAL OCCUPATION
NAME AND PRINCIPAL         OFFICES WITH              (AND OTHER POSITIONS)
BUSINESS ADDRESS           ALLIANCEBERNSTEIN         WITHIN PAST 2 YEARS
------------------         ------------------------  --------------------------
DIRECTORS
* Peter S. Kraus           Chairman of the Board of  Chairman of the Board of
                           Directors and Chief       the General Partner,
                           Executive Officer         Chief Executive Officer,
                                                     AllianceBernstein, and
                                                     Holding (December 2008 to
                                                     present) and member of
                                                     the Management Board of
                                                     AXA (February 2009) and
                                                     Executive V.P. of Merrill
                                                     Lynch & Co. Inc.
                                                     (September 2008 to
                                                     December 2008), and
                                                     co-head of the Investment
                                                     Management Division and
                                                     Member of the Management
                                                     Committee of Goldman
                                                     Sachs Group (1986-2008)

Dominique Carrel-Billiard  Director                  Chief Executive Officer
AXA Investment Managers                              of AXA Investment Managers
Coeur Defense Tour
B La Defense 4
100 Esplanade du General
de Gaulle
92932 Paris La Defense
Cedex, France

Henri de Castries          Director                  Chairman of Management
AXA                                                  Board (2001 to present) -
25, Avenue Matignon                                  AXA; Director (May 1994
75008, Paris, France                                 to present) and Chairman
                                                     of the Board (April 1998
                                                     to present) - AXA
                                                     Financial, Inc.; Director
                                                     (September 1993 to
                                                     present) - AXA Equitable

Denis Duverne              Director                  Member of the AXA
AXA                                                  Management Board (since
25, Avenue Matignon                                  February 2003) and
75008, Paris, France                                 overseer of AXA Group
                                                     strategy, finance and
                                                     operations (January
                                                     2010-present); Chief
                                                     Financial Officer
                                                     (2003-January 2010) AXA;
                                                     Director (February 1998
                                                     to present) - AXA
                                                     Equitable

* Steven G. Elliott        Director                  Senior Vice Chairman of
                                                     The Bank of New York
                                                     Mellon (1998-December
                                                     2010); member of the
                                                     boards of directors of
                                                     Huntington Bancshares
                                                     Inc. and PPL Corporation
                                                     (since January 2011)

*Deborah S. Hechinger      Director                  Independent Consultant on
                                                     Non-profit Governance

*Weston M. Hicks           Director                  President and Chief
                                                     Executive Officer
                                                     -Alleghany Corporation

Kevin Molloy               Director                  Business Support and
AXA Financial, Inc.                                  Development
1290 Avenue of the                                   representative for AXA
Americas                                             Equitable, AXA IM and
New York, NY 10104                                   AllianceBernstein
                                                     (January 2011). Chief
                                                     Financial Officer of AXA
                                                     Global Life (April 2010
                                                     to December 2010)

                (1)                       (2)                         (3)
                          POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL        OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS          ALLIANCEBERNSTEIN          WITHIN PAST 2 YEARS
------------------        -------------------------  ------------------------
Mark Pearson              Director                   Director, President and
AXA Financial, Inc.                                  Chief Executive Officer
1290 Avenue of the                                   of AXA Financial, and as
Americas                                             Chairman and Chief
New York, NY 10104                                   Executive Officer of AXA
                                                     Equitable; member of the
                                                     Executive Committee and
                                                     the Management Committee
                                                     of AXA; appointed
                                                     Regional Chief Executive
                                                     of AXA Asia Life (since
                                                     2001); President and
                                                     Chief Executive Officer
                                                     of AXA Japan Holding
                                                     Co., Ltd. and AXA Life
                                                     Insurance Co., Ltd.
                                                     (since 2008)

Lorie A. Slutsky          Director                   President and Chief
The New York Community                               Executive Officer, The
Trust                                                New York Community Trust
2 Park Avenue                                        (since January 1990)
24th Floor
New York, NY 10016

*A.W. (Pete) Smith, Jr.   Director                   President of Smith
                                                     Consulting

*Peter J. Tobin           Director                   Former Special Assistant
                                                     to the President and
                                                     Dean - Peter J. Tobin
                                                     College of Business
                                                     (August 1998 to
                                                     present); Director, AXA
                                                     Financial, Inc. and AXA
                                                     Equitable (since March
                                                     1999).

                (1)                       (2)                         (3)
                          POSITIONS AND              PRINCIPAL OCCUPATION
NAME AND PRINCIPAL        OFFICES WITH               (AND OTHER POSITIONS)
BUSINESS ADDRESS          ALLIANCEBERNSTEIN          WITHIN PAST 2 YEARS
------------------        -------------------------  ------------------------
OFFICERS
* Peter S. Kraus          Chairman and Chief         See Column 2; also,
                          Executive Officer          Chairman of the Board of
                                                     the General Partner, and
                                                     Chief Executive Officer,
                                                     AllianceBernstein, and
                                                     Holding (December 2008
                                                     to present) and member
                                                     of the Management Board
                                                     of AXA (February 2009)
                                                     and Executive V.P. of
                                                     Merrill Lynch & Co. Inc.
                                                     (September 2008 to
                                                     December 2008), and
                                                     co-head of the
                                                     Investment Management
                                                     Division and Member of
                                                     the Management Committee
                                                     of Goldman Sachs Group
                                                     (1986-2008)

* Laurence E. Cranch      General Counsel            See Column 2.

* Edward J. Farrell       Interim Chief Financial    See Column 2; also Chief
                          Officer                    Financial Officer of
                                                     Sanford C. Bernstein &
                                                     Co., LLC.

* James A. Gingrich       Chairman and CEO of        See Column 2.
                          Sanford C. Bernstein &
                          Co., LLC

* Lori A. Massad          Chief Talent               See Column 2.
                          Officer-Talent
                          Development and Human
                          Capital

Item 35. Principal Underwriters

                For Retirement Investment Account:

         (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for AXA Equitable's Separate Account A, Separate Account No. 301, Separate Account No. 45, Separate Account 49, Separate Account I, Separate Account FP and AXA Premier VIP Trust and EQ Advisors Trust; and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S and Keynote Series Account. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

                For Members Retirement Program:

                Not applicable. Presently, there is no Principal Underwriter of the contracts, see Item 33(b) of this Part C which is incorporated by reference.

         (b) See Item 30 of this Part C, which is incorporated herein by reference.

         (c)    Not applicable.

Item 36. Location of Accounts and Records

         AXA Equitable Life Insurance Company

         135 West 50th Street
         New York, New York 10020

         1290 Avenue of the Americas
         New York, New York 10104

         500 Plaza Drive
         Secaucus, New Jersey 07094

Item 37. Management Services

         Not applicable.

Item 38. Undertakings

         The Registrant hereby undertakes the following:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include (1) as part of its applications to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request; and

         (d) AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contract.

                                  SIGNATURES

       As required by the Securities Act of 1933, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of August, 2012.

                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company

                                       By:  /s/ Dodie Kent
                                            ------------------------------------
                                            Dodie Kent
                                            Vice President and Associate General
                                            Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of August, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 31, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                           TAG VALUE
------------                                                          ---------

12                 Opinion and Consent of Counsel                     EX-99.12

13(a)              Consent of PricewaterhouseCoopers LLP              EX-99.13a

13(b)              Powers of Attorney                                 EX-99.13b